Share-Based Compensation (7Road 2012 Share Incentive Plan, Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended				3 Months Ended	12 Months Ended
	Jun. 28, 2013 7Road 2012 Share Incentive Plan [Member] employees	Jun. 28, 2013 7Road 2012 Share Incentive Plan [Member] Restricted Stock Units [Member]	Nov. 02, 2012 7Road 2012 Share Incentive Plan [Member] 7Road Cayman [Member]	Jul. 10, 2012 7Road 2012 Share Incentive Plan [Member] 7Road Cayman [Member]	Jun. 28, 2013 Exchange Program of 7Road 2012 Share Incentive Plan, Scheme I [Member]	Dec. 31, 2013 Exchange Program of 7Road 2012 Share Incentive Plan, Scheme I [Member]	Jun. 28, 2013 Exchange Program of 7Road 2012 Share Incentive Plan, Scheme I [Member] First Anniversary [Member]	Jun. 28, 2013 Exchange Program of 7Road 2012 Share Incentive Plan, Scheme I [Member] Second Anniversary [Member]	Jun. 28, 2013 Exchange Program of 7Road 2012 Share Incentive Plan, Scheme I [Member] Third Anniversary [Member]	Jun. 28, 2013 Exchange Program of 7Road 2012 Share Incentive Plan, Scheme II [Member]	Sep. 30, 2013 Exchange Program of 7Road 2012 Share Incentive Plan, Scheme II [Member] employees	Dec. 31, 2013 Exchange Program of 7Road 2012 Share Incentive Plan, Scheme II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for awards			15,100,000	5,100,000
Percentage of outstanding shares on a fully-diluted basis			13.70%	5.10%
Employees holding the restricted share units	42
Accumulated restricted share units granted		2,223,750
Cash payment price for each restricted share					$ 2.90
Percentage of award vesting							40.00%	30.00%	30.00%
Vesting period commencing on grant date										7 years
Incremental compensation expense					$ 5.7
Cash-based compensation expense						3.3						0.4
Cash bonuses paid under the plan						$ 1.6
Employees newly involved under the plan											48